Disclosure - Organization and Summary of Significant Accounting Policies - Schedule of Useful Lives of the Property and Equipment (Detail) - Predecessor Company	12 Months Ended
Dec. 31, 2019
Research and development equipment
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Useful life of property plant and equipment	Shorter of 7 years or remaining of lease term